Accounting principles (Policies)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Basis for preparation

2.1 Basis for preparation

The Consolidated Financial Statements of Cellectis as of and for the year ended December 31, 2017 were approved by our Board of Directors on March 12, 2018.

Our Consolidated Financial Statements are presented in U.S. dollars. See Note 2.2.

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Consolidated Financial Statements have been prepared using the historical cost measurement basis except for certain assets and liabilities that are measured at fair value in accordance with IFRS.

IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The significant accounting methods used to prepare the Consolidated Financial Statements are described below.

Application of new or amended standards or new amendments

The following pronouncements and related amendments have been adopted by us from January 1, 2017 but had no significant impact on the Consolidated Financial Statements:

•	Amendments to IAS 7 “Statement of Cash Flows” (applicable for periods beginning after January 1, 2017)

Standards, interpretations and amendments issued but not yet effective

The following pronouncements and related amendments are applicable for first quarter accounting periods beginning after January 1, 2018. We do not anticipate that the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position or cash flows.

•	IFRS 9 Financial Instruments (applicable for periods beginning after January 1, 2018)

•	Amendments to IFRS 2 “Classification and Measurement of Share-based Payment Transactions” (applicable for periods beginning after January 1, 2018)

•	Amendments to IFRIC 22 “Foreign Currency Transactions and Advance Consideration” (applicable for periods beginning after January 1, 2018)

•	Amendment to IFRS 9 “Financial Instruments – Prepayment Features with Negative Compensation” (applicable for periods beginning after January 1, 2019)

•	IFRIC 23 “Uncertainty over Income Tax Treatments” (applicable for periods beginning after January 1, 2019)

IFRS 15 Revenue from Contracts with Customers establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue. IFRS 15 is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted.

Cellectis began its IFRS 15 implementation project with a diagnostic phase. The different categories of contracts with customers of Cellectis, which have been reviewed, are:

•	Collaboration agreements

•	Licensing agreements;

Cellectis will apply IFRS 15 with effect from January 1, 2018 using the retrospective method. It will lead to a deferral of collaboration revenue (especially milestone payments) from fiscal years of 2014 and 2015 with a negative opening equity adjustment of $1.8 million for fiscal year 2016. Except for this opening equity impact, IFRS 15 will not have any impact in the financial statements for fiscal years 2016 and 2017.

In January 2016, the IASB issued IFRS 16 (“Leases”), which is effective for annual periods beginning on or after January 1, 2019. This new standard aligns the accounting treatment of operating leases with that already applied to finance leases (i.e. recognition in the balance sheet of future lease payments and the associated rights of use). Cellectis is assessing the potential impact on its consolidated financial statements resulting from the application of IFRS 16. The commitments related to the facility leases and sales and lease back are disclosed in note 18. A number of these contracts might be required to be recorded on the statement of financial position (“right-of-use” asset and the related financial obligation) under IFRS16.

Change in the presentation currency of the financial statements

2.2 Change in the presentation currency of the financial statements

The Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis S.A., which is the Euro. We decided to change the reporting currency from Euro to U.S. dollars in the third quarter of 2017, using the retrospective method. We believe that this change will enhance comparability with peers, which primarily present their financial statements in U.S. dollars.

The effects of the change in presentation currency on the comparative consolidated financial statements are as follows:

•	The various items of assets and liabilities in dollars correspond to the amounts published in euros converted at the European Central Bank’s (“ECB”) daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period. The same methodology is applied for total equity. As a result, the change in the presentation currency of the consolidated financial statements has no effect on the various items of assets and liabilities in dollars, or on total equity. Equity transactions that occurred in 2015 and 2016 are converted at the historical exchange rates instead of the exchange rates at the end of the period. Net loss for 2015 and 2016 is converted at the average exchange rate for the respective period. The offsetting impact of these are included in currency translation adjustment.

•	The recalculation of translation adjustments has an effect on the allocation of total equity for the comparative periods presented between currency translation adjustments and other components of shareholders’ equity and the amount of other comprehensive income (loss), such as indicated in the following tables:

As of December 31, 2014	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	5,613	6,815	—	6,815
Total current assets	132,001	160,262	—	160,262

TOTAL ASSETS	137,614	167,077	—	167,077

Shareholders’ equity
Share capital	1,472	1,788	226	2,014
Premiums, Retained earnings (deficit) and Net income (loss)	60,327	73,243	9,922	83,165
Treasury share reserve	(251)	(305)	(49)	(354)
Currency translation adjustment	(762)	(925)	(10,099)	(11,024)

Total shareholders’ equity—Group Share	60,786	73,801	—	73,801

Non-controlling interests	(1,259)	(1,529)	—	(1,529)
Total shareholders’ equity	59,527	72,272	—	72,272
Total non-current liabilities	3,222	3,911	—	3,911
Total current liabilities	74,865	90,894	—	90,894

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	137,614	167,077	—	167,077

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.82365 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.82365 euro for 1 dollar.

As of December 31, 2015	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	6,844	7,451	—	7,451
Total current assets	334,218	363,863	—	363,863

TOTAL ASSETS	341,062	371,314	—	371,314

Shareholders’ equity
Capital	1,759	1,915	408	2,323
Premiums, Retained earnings (deficit) and Net income (loss)	262,950	286,274	15,748	302,021
Treasury share reserve	(184)	(200)	(80)	(279)
Currency translation adjustment	(1,632)	(1,776)	(16,077)	(17,853)

Total shareholders’ equity—Group Share	262,894	286,213	—	286,213

Non-controlling interests	725	789	—	789
Total shareholders’ equity	263,619	287,002	—	287,002
Total non-current liabilities	503	548	—	548
Total current liabilities	76,940	83,765	—	83,765

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	341,062	371,314	—	371,314

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.91852 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.91852 euro for 1 dollar.

As of December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments (b)	Consolidated financial statement ($ in thousand)
Total non-current assets	17,963	18,935	—	18,935
Total current assets	296,459	312,497	—	312,497

TOTAL ASSETS	314,422	331,432	—	331,432

Shareholders’ equity
Capital	1,767	1,862	470	2,332
Premiums, Retained earnings (deficit) and Net income (loss)	254,834	268,622	24,432	293,054
Treasury share reserve	(307)	(324)	(92)	(416)
Currency translation adjustment	2,501	2,636	(24,810)	(22,174)

Total shareholders’ equity—Group Share	258,795	272,795	—	272,795

Non-controlling interests	1,779	1,875	—	1,875
Total shareholders’ equity	260,574	274,671	—	274,671
Total non-current liabilities	560	590	—	590
Total current liabilities	53,288	56,171	—	56,171

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	314,422	331,432	—	331,432

(a)	Converted at the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e., 0.94867 euro for 1 dollar.

(b)	Difference between the historical exchange rates and the ECB’s closing daily reference exchange rate for dollar / euro exchanges (as published by Banque de France) at the end of the period, i.e. 0.94867 euro for 1 dollar.

For the full year ended December 31, 2014	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	26,453	35,152	—	35,152
Total operating expenses	(31,698)	(42,122)	—	(42,122)
Operating income (loss)	(5,245)	(6,970)	—	(6,970)
Financial gain (loss)	7,095	9,428	—	9,428
Income tax	—	—	—	—
Income (loss) from continuing operations	1,850	2,458	—	2,458
Loss from discontinued operations	(2,822)	(3,750)	—	(3,750)
Net income (loss)	(972)	(1,292)	—	(1,292)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e. 0.75254 euro for 1 dollar in 2014.

For the full year ended December 31, 2015	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	56,385	62,565	—	62,565
Total operating expenses	(84,309)	(93,549)	—	(93,549)
Operating income (loss)	(27,924)	(30,984)	—	(30,984)
Financial gain (loss)	7,550	8,378	—	8,378
Income tax	—	—	—	—
Income (loss) from continuing operations	(20,373)	(22,606)	—	(22,606)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(20,373)	(22,606)	—	(22,606)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e 0.90121 euro for 1 dollar in 2015.

For the full year ended December 31, 2016	Consolidated financial statement as reported (€ in thousand)	Consolidated financial statement as reported converted (a) ($ in thousand)	Adjustments	Consolidated financial statement ($ in thousand)
Total revenues and other income	51,007	56,444	—	56,444
Total operating expenses	(111,824)	(123,746)	—	(123,746)
Operating income (loss)	(60,818)	(67,302)	—	(67,302)
Financial gain (loss)	42	46	—	46
Income tax	—	—	—	—
Income (loss) from continuing operations	(60,776)	(67,255)	—	(67,255)
Loss from discontinued operations	—	—	—	—
Net income (loss)	(60,776)	(67,255)	—	(67,255)

(a)	Converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France), i.e. 0.90366 euro for 1 dollar in 2016.

By convention and for practicability purpose, the differences have been recalculated on a cumulative basis from January 1, 2014 instead of the date of adoption of IFRS.

The amounts shown in the income statements and in the cash flow statements in dollars correspond to the amounts reported in euros converted at the average for the applicable annual period of the ECB’s daily reference exchange rate for dollar / euro exchanges (as published by Banque de France).

All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.

The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Accumulated other comprehensive income (loss)” in the Consolidated Statements of Changes in Shareholders’ Equity.

Basis of consolidation

2.3 Basis of consolidation

Accounting policy

We control all the legal entities included in the consolidation. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee, and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.

To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.

In order to ascertain control, potential voting rights which are substantial are taken into consideration.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary.

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full consolidation.

Consolidated entities

For the year ended December 31, 2017, the consolidated group of companies (sometimes referred to as the “Group”) includes Cellectis S.A., Cellectis, Inc. and Calyxt, Inc.

As of December 31, 2017, Cellectis S.A. owns 100% of Cellectis, Inc. and approximately 79.7% of Calyxt’s outstanding shares of common stock.

Until July 25, 2017, Cellectis S.A. fully owned Calyxt, Inc. On July 25, 2017, Calyxt closed its IPO with $64.4 million in gross proceeds to Calyxt from the sale of 8.050.000 shares at $8 per share, including the full exercise of the underwriter’s over-allotment option and Cellectis’ purchase of $20.0 million of shares in the IPO. Calyxt’s shares of common stock are traded on NASDAQ under the symbol “CLXT”.

Our 2016 Consolidated Financial Statements include the operations of Cellectis S.A., Cellectis, Inc. and Calyxt, Inc. The two subsidiaries were fully owned by Cellectis S.A. during the year ended December 31, 2016.

Our 2015 Consolidated Financial Statements include the operations of Cellectis S.A.; our two French subsidiaries, Cellectis Bioresearch and Ectycell; our three U.S. subsidiaries, Calyxt, Inc., Cellectis, Inc. and Cellectis Bioresearch Inc. Non-controlling shareholders held a 24.5% interest in Cellectis Bioresearch, Cellectis Bioresearch Inc. and Ectycell until May 18, 2015.

The following internal reorganization was completed in 2015:

•	Ectycell was merged into, and absorbed by Cellectis Bioresearch in August 2015 with retroactive effect as at January 1, 2015 for French tax purposes;

•	Cellectis Bioresearch was merged into, and absorbed by, Cellectis S.A in December 2015 with retroactive effect as at January 1, 2015 for French tax purposes;

•	Cellectis Bioresearch Inc. was merged into Cellectis Inc. in September 2015.

Non-controlling interests

Non-controlling shareholders hold a 20.3% interest in Calyxt Inc. as of December 31, 2017. These non-controlling interests were generated during the initial public offering of Calyxt Inc., on July 25, 2017.

From May 18, 2015 to July 24, 2017, there was no non-controlling shareholder (see Note 14.3).

Non-controlling shareholders held a 24.5% interest in Cellectis Bioresearch, Cellectis Bioresearch Inc. and Ectycell until May 18, 2015.

Foreign currency

2.4 Foreign currency

Foreign currency transactions and balances

Significant transactions in foreign currencies are translated into the respective functional currencies at the exchange rates effective at the transaction dates, otherwise the average rate of the previous month is used for non-significant transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rate effective at the period end date.

The resulting exchange gains or losses are recorded in the consolidated statements of operations in financial gain (loss).

Foreign currency translation

The assets and liabilities of foreign operations having a functional currency different from the euro are translated into euros at the period end exchange rate. The income and expenses of foreign operations are translated into euros using the average exchange rate for the reporting period.

Gains and losses arising from currency translation are recognized in other comprehensive loss. When a foreign operation is partly or fully divested, the associated share of gains and losses recognized in the currency translation reserve is transferred to the consolidated statements of operations.

Consolidated financial statements are then converted into dollars using the method described in Note 2.2.

The difference in effect of exchange rate changes on cash and cash equivalents between the statements of consolidated operations and consolidated cash flows is mainly explained by the following elements:

•	the differential between the average exchange rate and the period end rates applied to the cash flows of the period;

•	the differential between the opening exchange rates and the period end exchanges rate applied on our opening cash and cash equivalents balance denominated in dollars; and

•	the foreign exchange rate impact of the conversion of the financial statements of our US subsidiaries.

Use of judgment, estimates and assumptions

2.5 Use of judgment, estimates and assumptions

The preparation of these consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including the disclosure of contingent liabilities. Actual amounts may differ from those estimates.

The Group’s exposure to risks and uncertainties is disclosed in Note 7.3: Financial instruments risk management and policies.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the period end date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

•	Revenue recognition – Note 3.1

•	Share-based payments – Note 15

•	Provisions for risks and charges – Note 17

Revenues and other income

3.1 Revenues and other income

Accounting policies

Collaboration agreements and licenses

We enter into research and development collaboration agreements that may consist of non-refundable upfront payments, payments for the sale of rights to technology, milestone payments, royalties and research and development cost reimbursements. In addition, we license our technology to third parties, which may be part of the research and development collaboration agreements.

Non-refundable upfront payments are deferred and recognized as revenue over the period of the collaboration agreement. Sales of technology pursuant to non-cancelable, non-refundable fixed-fee arrangements are recognized when such technology is delivered to the co-contracting party and our exclusive rights to access the technology have stopped.

Milestone payments represent amounts received from our collaborators, the receipt of which is dependent upon the achievement of certain scientific, regulatory, or commercial milestones. We recognize milestone payments when the triggering event has occurred, there are no further contingencies or services to be provided with respect to that event, and the co-contracting party has no right to require refund of payment. The triggering event may be scientific results achieved by us or another party to the arrangement, regulatory approvals, or the marketing of products developed under the arrangement.

Royalty revenues arise from our contractual entitlement to receive a percentage of product sales achieved by co-contracting parties. As we have no products approved for sale, we have not received any royalty revenue to date. Royalty revenues, if earned, will be recognized on an accrual basis in accordance with the terms of the collaboration agreement when sales can be determined reliably and there is reasonable assurance that the receivables from outstanding royalties will be collected.

Research and development costs reimbursements are recognized with respect to the policy described in section “Sales of products and services” below.

Revenues from technology licenses are recognized ratably over the period of the license agreements.

Sales of products and services

Revenues on sales of products and services are recognized when significant risks and rewards of ownership have been transferred to the customer. We also offer research services, which are recognized as revenues when the services are rendered, either on a time and materials basis, or ratably over the contract period for fixed payment arrangements.

Research Tax Credit

The main Research Tax Credit that we benefit is the Crédit d’Impôt Recherche, or “CIR”, which is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is repaid in cash to the entity by the authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/middle size company, immediate payment of the Research Tax Credit can be requested. Cellectis S.A. and its French subsidiaries, when they existed, meet such criteria.

We apply for CIR for research expenditures incurred in each fiscal year and recognize the amount claimed in the line item “Other income” in the same fiscal year. Research tax credit is subject to audit of tax authorities. When tax authorities’ payment related to CIR is late, default interests are applied and are recognized in “other income”.

Operating expenses

3.2 Operating expenses

Accounting policies

Royalty expenses corresponds to costs from license agreements that we entered into to obtain access to technology that we use in our product development efforts. Depending on the contractual provisions, expenses are based either on a percentage of revenue generated by using the patents or on fixed annual royalties.

Research and development expenses include employee-related costs, laboratory consumables, materials supplies and facility costs, as well as fees paid to non-employees and entities to conduct research and development activities on our behalf. They also include expenses associated with obtaining patents. The costs associated with manufacturing of product candidates are recorded depending on the use of the material. If products are not intended to be used in clinical studies, we recognize the expense when the product is delivered. If they are intended to be used for clinical studies, the expense is recognized when the certificate of compliance is obtained.

Selling, general and administrative expenses consist primarily of employee-related expenses for executive, business development, intellectual property, finance, legal and human resource functions. Administrative expenses also include facility-related costs and service fees, other professional services, recruiting fees and expenses associated with maintaining patents.

We classify a portion of personnel and other costs related to information technology, human resources, business development, legal, intellectual property and general management in research and development expenses based on the time that each employee or person spent contributing to research and development activities versus sales, general and administrative activities.

Financial income and expenses

3.3 Financial income and expenses

Accounting policies

Financial income and financial expense include, in particular, the following:

•	Interest income from savings account and fixed term bank deposits;

•	Interest expense from financial leases;

•	Foreign exchange gain (loss) from transactions in foreign currencies;

•	Other financial income and expenses, mainly derived from fair value adjustments related to our financial assets and derivative instruments.

Income tax

3.4 Income tax

Accounting policies

Income tax (expense or income) comprises current tax expense (income) and deferred tax expense (income).

Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities. Tax losses that can be carried forward or backward may also be recognized as deferred tax assets. Tax rates that have been enacted as of the closing date are utilized to determine deferred tax. Deferred tax assets are recognized only to the extent that it is likely that future profits will be sufficient to recover them. We have not recorded deferred tax assets or liabilities in the statements of financial position.

Reportable segments

3.5 Reportable segments

Accounting policies

Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.

Cellectis’ CODM is composed of:

•	The Chairman and Chief Executive Officer;

•	The Chief Operating Officer;

•	The Executive Vice President Technical Operations;

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The Vice President Business Development;

•	The General Counsel;

•	The Senior Vice President Research and Development and Chief Medical Officer;

•	The Chief Regulatory & Compliance Officer; and

•	The Chief Executive Officer of Calyxt, Inc.

We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•	Therapeutics: This segment is focused on the development (i) of products in the field of immuno-oncology and (ii) of novel therapies outside immuno-oncology to treat other human diseases. This approach is based on our gene editing and Chimeric Antigen Receptors (“CARs”) technologies. All these activities are supported by Cellectis S.A. and Cellectis, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•	Plants: This segment is focused on creating healthier specialty food ingredients and agriculturally advantageous food crops through the use of gene editing technology for plants. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, Inc., which is currently based in New Brighton, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.

With respect to corporate general and administrative expenses, Cellectis S.A. provides Calyxt, Inc. with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology pursuant to a management agreement. Under the management agreement, Cellectis S.A. charges Calyxt, Inc. in euros at cost plus a mark-up ranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the 12-month Euribor plus 5% per annum.

The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.

Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Royalties and other operating income and expenses, and Adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.

Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes Non-cash stock based compensation expense—a non-cash expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.

The net income (loss) includes the impact of the operations between segments while the intra-segment operations are eliminated.

Impairment tests

Accounting policy

Amortizable intangible assets and depreciable tangible assets are tested for impairment when there is an indicator of impairment. Goodwill is tested for impairment at least once a year. Impairment tests involve comparing the carrying amount of cash-generating units with their recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.

Our cash-generating units (“CGUs”) correspond to the operating/reportable segments: Therapeutics and Plants.

Intangible assets

Accounting policy

Capitalization of development expenses

In accordance with IAS 38 Intangible Assets, development expenses are recorded as intangible assets only if all the following criteria are met:

•	technical feasibility necessary for the completion of the development project;

•	intention on our part to complete the project and to utilize it;

•	capacity to utilize the intangible asset;

•	proof of the probability of future economic benefits associated with the asset;

•	availability of the technical, financial, and other resources for completing the project; and

•	reliable evaluation of the development expenses.

Other intangible assets

The other intangible assets we acquired with definite useful lives are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets, in the line Research and Development expenses or Selling, general and administrative expenses of the Consolidated Statement of Operations, depending on the use of the related asset.

The estimated useful lives are as follows:

•	Software: from 1 year to 3 years;

•	Patents: amortized from acquisition until legal protection expires, maximum of 20 years.

Property, plant and equipment

Accounting policy

Property, plant and equipment are recognized at acquisition cost less accumulated depreciation and any impairment losses. Acquisition costs include expenditures that are directly attributable to the acquisition of the asset and costs to ready it for use.

Depreciation is expensed on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately.

The estimated useful lives are as follows:

• Buildings and other outside improvements	10-20 years
• Leasehold improvements	5-10 years
• Office furniture	10 years
• Laboratory equipment	3-10 years
• Office equipment	5 years
• IT equipment	3 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

Any gain or loss on disposal of an item of property, plants and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the statement of consolidated operations under the line item “Other operating income and expenses.”

Payments made under operating leases are expensed on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

If, according to the terms of a lease, it appears that substantially all the risks and rewards incidental to ownership are transferred from the lessor to the lessee, the associated leased assets are initially recognized as an asset at the lower of their fair value and the present value of the minimum lease payments and subsequently depreciated or impaired, as necessary. The associated financial obligations are reported in the line item “non-current financial debt” and “current financial debt.”

Financial assets and liabilities

7.1 Accounting principles

Financial assets

Non-current financial assets are recorded at the amortized cost and correspond to security deposits mainly relating to our facilities rents.

Current financial assets correspond to investments and are recorded at fair value through profit and loss, which is the nominal value of the investment adjusted with the daily mark-to-market value.

Trade and other receivables are recorded at fair value, which is the nominal value of invoices unless payment terms require a material adjustment for the time value discounting effect at market interest rates. Trade receivables are subsequently measured at amortized cost. A valuation allowance for trade and other receivables is recognized if their recoverable amount is less than their carrying amount.

Receivables are classified as current assets, except for those with a maturity exceeding 12 months after the reporting date.

Government grants to Cellectis related to research and development expenses for research programs are recognized as subsidies receivables in the period in which the expenses subject to the subsidy have been incurred, provided there is a reasonable assurance that we will comply with conditions attached to the subsidy and that the subsidy will be received.

Financial liabilities

Financial liabilities include trade and other payables, finance leases and conditional advances.

We initially recognize financial liabilities on the transaction date, which is the date that we become a party to the contractual provisions of the instrument.

We derecognize financial liabilities when our contractual obligations are discharged, canceled or expire.

Financial liabilities are valued at amortized cost. The amount of interest recognized in financial expenses is calculated by applying the financial liability’s effective interest rate to its carrying amount. Any difference between the expense calculated using the effective interest rate and the actual interest payment impacts the value at which the financial liability is recognized.

Liabilities for short term employee benefits are included in financial liabilities. They are recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if we have a present legal or constructive obligation to pay the amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Inventories	Accounting policy Inventories are measured at the lower of cost and net realizable value. Cost is determined using the first in first out cost method.
Current financial assets

10.1 Current financial assets

Accounting policies

Current financial assets that are measured at fair value through profit or loss in accordance with IAS 39 include the following:

•	Financial assets including embedded derivatives for which Cellectis elected to designate at fair value through profit or loss;

•	Financial assets managed on a fair value basis; and

•	Derivative instruments that are not documented in hedging relationships.

IFRS 13 (Fair Value Measurement) requires counterparty and own credit risk to be taken into account when measuring the fair value of financial instruments. This risk is estimated on the basis of observable, publicly-available statistical data.

Cash and cash equivalents

10.2 Cash and cash equivalents

Accounting policy

Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for the purpose of investment or for other purposes. They are readily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents include cash, bank accounts, money market funds and fixed bank deposits that meet the definition of a cash equivalent. Cash equivalents are fair valued at the end of each reporting period.

Deferred revenues and deferred income	Accounting policies As disclosed in Note 3, non-refundable upfront payments are deferred and recognized as revenue over the period of the collaboration agreement.
Share capital issued

Accounting policy

Share capital comprises ordinary shares and shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Share-based payments

Accounting policy

The grant-date fair value of share warrants, employee warrants, stock options and free shares granted to employees is recognized as a payroll expense with a corresponding increase in equity, over the vesting period. The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service conditions are expected to be met.

Determining the fair value of share-based awards at the grant date requires judgment, we use the Black-Scholes option-pricing model to determine the fair value of share options. The determination of the grant date fair value of options using an option-pricing model is affected by our ordinary share fair value as well as assumptions regarding a number of other complex and subjective variables. These variables include the fair value of our ordinary shares, the expected term of the options, our expected share price volatility, risk-free interest rates, and expected dividends, which are estimated as follows:

•	Fair value of our ordinary shares. We use the closing sales price per ordinary share as quoted on Alternext market of Euronext in Paris on the grant date for Cellectis grants and valuations prepared by third parties for Calyxt grants.

•	Expected term. The expected term represents the period that our share-based awards are expected to be outstanding. As we do not have sufficient historical experience for determining the expected term of the ordinary share option awards granted, we have based our expected term on the simplified method, which represents the average period from vesting to the expiration of the award.

•	Expected volatility. For Cellectis grants, the expected share price volatility takes into account the Cellectis closing share prices and closing share price of industry peers for the remaining expected term of the ordinary share option grant. For the Calyxt grants, the expected volatility is based on comparable transactions method.

•	Risk-free rate. The risk-free interest rate is based on the yields of French government securities with maturities similar to the expected term of the options for each option group for Cellectis grants and US Treasury bonds for Calyxt grants.

•	Dividend yield. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero.

Service and performance conditions attached to the transactions are not taken into account in determining fair value. If any of the assumptions used in the Black-Scholes model changes significantly, share-based compensation for future awards may differ materially compared with the awards granted previously.

Earnings per share

Accounting policy

Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period, adjusted to take into account the impact of treasury shares.

Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares (stock-options, free shares, share warrants, employee warrants).

Provisions

Accounting policy

A provision is recognized if, as a result of a past event, we have a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the reporting date.

Provisions for retirement and other benefits

Our defined benefit obligations, and their cost, are determined using the projected unit credit method.

The method consists in measuring the obligation based on a projected end-of-career salary and vested rights at the measurement date, according to the provisions of the collective bargaining agreement, corporate agreements and applicable law.

Actuarial assumptions used to determine the benefit obligations are specific to each country and each benefit plan. The discount rate used is the yield at the reporting date on AA credit-rated bonds with maturity dates that approximate the expected payments for our obligations.

Actuarial gains or losses are recognized in the statement of comprehensive loss for the year in which they occur.

Other long-term employee benefits

Commitments

Accounting policy

The commitment amounts are associated with contracts that are enforceable and legally binding and that specify all significant terms, including fixed or minimum services to be used, fixed, minimum or variable price provisions, and the approximate timing of the actions under the contracts. They do not include obligations under agreements that we can cancel without a significant penalty.